MASSMUTUAL SELECT FUNDS

Supplement dated February 25, 2014 to the

Prospectus dated April 1, 2013 and the

Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information for the RetireSMARTSM Conservative Fund found on page 4 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART Conservative Fund found on page 5 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	28.5%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	0.7%
Select Blue Chip Growth (T. Rowe Price)	0.7%
Premier Disciplined Growth (Babson Capital)	3.5%
Premier Disciplined Value (Babson Capital)	3.4%
Select Diversified Value (Bradywine Global/Loomis Sayles)	0.7%
Select Growth Opportunities (Sands Capital/Delaware)	0.6%
Select Mid-Cap Value (NFJ/Systematic)	0.9%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.8%
Select Large Cap Value (Columbia Management/Huber Capital Management)	0.5%
Select Focused Value (Harris)	2.0%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.2%
Select Small Company Growth (Timberline)	0.2%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	0.2%
Select Fundamental Growth (Wellington Management)	0.7%
MM S&P® Mid Cap Index (NTI)	1.1%
MM Russell 2000® Small Cap Index (NTI)	0.7%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%
Select Diversified International (J.P. Morgan)	0.8%

Premier International Equity (OFI Global)	0.8%
Premier Focused International (Baring)	0.3%
Premier Strategic Emerging Markets (OFI Global)	1.3%
Oppenheimer Developing Markets (OFI Global Asset Management)	1.2%
Oppenheimer Global Real Estate (OFI Global Asset Management)	0.9%
MM MSCI EAFE® International Index (NTI)	2.4%

Fixed Income & Short Term/Money Market Funds	69.9%
Premier Short-Duration Bond (Babson Capital)	17.6%
Premier Inflation-Protected and Income (Babson Capital)	6.5%
Premier Core Bond (Babson Capital)	27.9%
Select Strategic Bond (Western Asset)	4.3%
Premier High Yield (Babson Capital)	2.2%
Select PIMCO Total Return (PIMCO)	6.5%
Premier Money Market (Babson Capital)	1.0%
Oppenheimer International Bond (OFI Global Asset Management)	3.6%
Babson Global Floating Rate (Babson Capital Management)	0.3%

Other Funds	1.8%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	1.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Fund found on page 10 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART Moderate Fund found on page 11 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	55.8%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price)	1.8%
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	5.9%
Select Diversified Value (Bradywine Global/Loomis Sayles)	1.8%
Select Growth Opportunities (Sands Capital/Delaware)	1.6%
Select Mid-Cap Value (NFJ/Systematic)	2.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.7%

Select Large Cap Value (Columbia Management/Huber Capital Management)	1.3%
Select Focused Value (Harris)	2.6%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.3%
Select Small Company Growth (Timberline)	0.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.4%
Oppenheimer Real Estate (OFI Global Asset Management)	1.4%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	0.5%
Select Fundamental Growth (Wellington Management)	1.8%
MM S&P® Mid Cap Index (NTI)	2.5%
MM Russell 2000® Small Cap Index (NTI)	1.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	4.9%
Select Diversified International (J.P. Morgan)	1.7%
Premier International Equity (OFI Global)	1.7%
Premier Focused International (Baring)	0.7%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets (OFI Global Asset Management)	1.7%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.4%
MM MSCI EAFE® International Index (NTI)	5.0%

Fixed Income & Short Term/Money Market Funds	41.4%
Premier Short-Duration Bond (Babson Capital)	8.6%
Premier Inflation-Protected and Income (Babson Capital)	3.8%
Premier Core Bond (Babson Capital)	17.3%
Select Strategic Bond (Western Asset)	2.6%
Premier High Yield (Babson Capital)	2.3%
Select PIMCO Total Return (PIMCO)	3.8%
Premier Money Market (Babson Capital)	0.2%
Oppenheimer International Bond (OFI Global Asset Management)	2.5%
Babson Global Floating Rate (Babson Capital Management)	0.3%

Other Funds	2.6%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	2.6%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Moderate Growth Fund found on page 16 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART Moderate Growth Fund found on page 17 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.3%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	3.6%
Select Blue Chip Growth (T. Rowe Price)	3.3%
Premier Disciplined Growth (Babson Capital)	6.9%
Premier Disciplined Value (Babson Capital)	6.8%
Select Diversified Value (Bradywine Global/Loomis Sayles)	3.2%
Select Growth Opportunities (Sands Capital/Delaware)	2.9%
Select Mid-Cap Value (NFJ/Systematic)	2.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.2%
Select Large Cap Value (Columbia Management/Huber Capital Management)	2.3%
Select Focused Value (Harris)	2.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.5%
Select Small Company Growth (Timberline)	0.8%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.3%
Oppenheimer Real Estate (OFI Global Asset Management)	1.9%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	0.9%
Select Fundamental Growth (Wellington Management)	3.3%
MM S&P® Mid Cap Index (NTI)	3.1%
MM Russell 2000® Small Cap Index (NTI)	2.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.3%
Select Diversified International (J.P. Morgan)	2.5%
Premier International Equity (OFI Global)	2.5%
Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.6%
Oppenheimer Developing Markets (OFI Global Asset Management)	2.3%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.9%
MM MSCI EAFE® International Index (NTI)	7.4%

Fixed Income & Short Term/Money Market Funds	17.5%
Premier Short-Duration Bond (Babson Capital)	2.8%
Premier Inflation-Protected and Income (Babson Capital)	1.3%
Premier Core Bond (Babson Capital)	5.3%
Select Strategic Bond (Western Asset)	0.8%
Premier High Yield (Babson Capital)	3.8%
Select PIMCO Total Return (PIMCO)	1.0%
Oppenheimer International Bond (OFI Global Asset Management)	1.9%
Babson Global Floating Rate (Babson Capital Management)	0.6%

Other Funds	3.3%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	3.3%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM Growth Fund found on pages 22 and 23 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART Growth Fund found on page 23 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.6%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.2%
Select Blue Chip Growth (T. Rowe Price)	4.7%
Premier Disciplined Growth (Babson Capital)	6.1%
Premier Disciplined Value (Babson Capital)	6.0%
Select Diversified Value (Bradywine Global/Loomis Sayles)	4.5%
Select Growth Opportunities (Sands Capital/Delaware)	4.1%
Select Mid-Cap Value (NFJ/Systematic)	3.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.5%
Select Large Cap Value (Columbia Management/Huber Capital Management)	3.3%
Select Focused Value (Harris)	2.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Small Company Growth (Timberline)	1.0%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.8%
Oppenheimer Real Estate (OFI Global Asset Management)	2.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	1.1%
Select Fundamental Growth (Wellington Management)	4.6%
MM S&P® Mid Cap Index (NTI)	3.7%
MM Russell 2000® Small Cap Index (NTI)	3.2%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.3%
Select Diversified International (J.P. Morgan)	2.8%
Premier International Equity (OFI Global)	2.8%
Premier Focused International (Baring)	1.2%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets (OFI Global Asset Management)	2.7%
Oppenheimer Global Real Estate (OFI Global Asset Management)	2.0%
MM MSCI EAFE® International Index (NTI)	8.5%

Fixed Income & Short Term/Money Market Funds	4.1%
Premier Short-Duration Bond (Babson Capital)	0.9%
Premier Inflation-Protected and Income (Babson Capital)	0.5%
Premier Core Bond (Babson Capital)	1.3%
Select Strategic Bond (Western Asset)	0.1%
Premier High Yield (Babson Capital)	0.6%

Select PIMCO Total Return (PIMCO)	0.2%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Babson Global Floating Rate (Babson Capital Management)	0.1%

Other Funds	3.5%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	3.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM In Retirement Fund found on pages 28 and 29 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART In Retirement Fund found on page 29 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	33.1%

Fixed Income & Short Term/Money Market Funds	64.6%
Premier Short-Duration Bond (Babson Capital)	17.1%
Premier Inflation-Protected and Income (Babson Capital)	12.3%
Premier Core Bond (Babson Capital)	20.8%

Other Funds	2.3%

The following information replaces similar information for the RetireSMARTSM 2010 Fund found on page 35in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2010 Fund found on page 35 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	43.2%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.0%

Fixed Income & Short Term/Money Market Funds	54.5%
Premier Short-Duration Bond (Babson Capital)	11.8%
Premier Inflation-Protected and Income (Babson Capital)	9.7%
Premier Core Bond (Babson Capital)	19.8%

Other Funds	2.3%

The following information replaces similar information for the RetireSMARTSM 2015 Fund found on page 41 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2015 Fund found on page 41 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	52.6%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%

Fixed Income & Short Term/Money Market Funds	45.0%
Premier Short-Duration Bond (Babson Capital)	9.3%
Premier Inflation-Protected and Income (Babson Capital)	8.1%
Premier Core Bond (Babson Capital)	16.1%

Other Funds	2.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM 2020 Fund found on pages 46 and 47 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2020 Fund found on page 47 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	64.8%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.5%
Premier Disciplined Value (Babson Capital)	6.4%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.7%
MM MSCI EAFE® International Index (NTI)	5.8%

Fixed Income & Short Term/Money Market Funds	32.3%
Premier Short-Duration Bond (Babson Capital)	6.4%
Premier Inflation-Protected and Income (Babson Capital)	6.0%
Premier Core Bond (Babson Capital)	10.3%

Other Funds	2.9%

The following information replaces similar information for the RetireSMARTSM 2025 Fund found on page 53 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2025 Fund found on page 53 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	73.1%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.6%
MM MSCI EAFE® International Index (NTI)	6.7%

Fixed Income & Short Term/Money Market Funds	23.9%
Premier Core Bond (Babson Capital)	6.4%

Other Funds	3.0%

The following information replaces similar information for the RetireSMARTSM 2030 Fund found on pages 58 and 59 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2030 Fund found on page 59 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	78.6%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.5%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.2%
MM MSCI EAFE® International Index (NTI)	7.4%

Fixed Income & Short Term/Money Market Funds	18.2%

Other Funds	3.2%

The following information replaces similar information for the RetireSMARTSM 2035 Fund found on page 65 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2035 Fund found on page 65 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	82.1%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.4%
Premier Disciplined Value (Babson Capital)	6.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%
MM MSCI EAFE® International Index (NTI)	7.6%

Fixed Income & Short Term/Money Market Funds	14.7%

Other Funds	3.2%

The following information replaces similar information for the RetireSMARTSM 2040 Fund found on pages 70 and 71 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2040 Fund found on page 71 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	83.3%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%
MM MSCI EAFE® International Index (NTI)	7.7%

Fixed Income & Short Term/Money Market Funds	13.6%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

The following information replaces similar information for the RetireSMARTSM 2045 Fund found on page 77 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2045 Fund found on page 77 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	89.6%
—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.0%

Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.1%
MM MSCI EAFE® International Index (NTI)	8.2%

Fixed Income & Short Term/Money Market Funds	7.1%

Other Funds	3.3%

The following information replaces similar information for the RetireSMARTSM 2050 Fund found on page 83 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2050 Fund found on page 83 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.6%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.1%
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	5.9%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
MM MSCI EAFE® International Index (NTI)	8.3%

Fixed Income & Short Term/Money Market Funds	6.0%

Other Funds	3.4%

The following information replaces similar information for the RetireSMARTSM 2055 Fund found on pages 4 and 5 in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information for the RetireSMART 2055 Fund found on page 5 in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.6%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.1%
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	5.9%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
MM MSCI EAFE® International Index (NTI)	8.3%

Fixed Income & Short Term/Money Market Funds	6.0%

Other Funds	3.4%

The following information replaces similar information for the target-date RetireSMART Funds (except the RetireSMART 2055 Fund) found on pages 91 and 92 and the RetireSMART 2055 Fund found on pages 12 and 13 for the RetireSMART 2055 Fund, respectively, in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

The following table lists each target-date RetireSMART Fund’s approximate asset allocation among equity, fixed income & short term/money market, and certain other funds as of February 13, 2014. The table also lists the approximate asset allocation, as of February 13, 2014, to certain Underlying Funds in which a target-date RetireSMART Fund currently invests 5% or more. Other Underlying Funds in which the target-date RetireSMART Funds currently invest are listed below the table. MassMutual may change these percentages from time to time and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Retire- SMART In Retirement	Retire- SMART 2010	Retire- SMART 2015	Retire- SMART 2020	Retire- SMART 2025	Retire- SMART 2030	Retire- SMART 2035	Retire- SMART 2040	Retire- SMART 2045	Retire- SMART 2050	Retire- SMART 2055
Equity Funds	33.1%	43.2%	52.6%	64.8%	73.1%	78.6%	82.1%	83.3%	89.6%	90.6%	90.6%

Domestic Equity Funds
Select Fundamental Value (Wellington Management)	0.8%	1.1%	1.6%	2.7%	3.2%	3.7%	4.1%	4.5%	5.0%	5.1%	5.1%
Premier Disciplined Growth (Babson Capital)	4.2%	5.0%	5.8%	6.5%	6.7%	6.7%	6.4%	5.9%	5.9%	6.0%	6.0%
Premier Disciplined Value (Babson Capital)	4.1%	4.9%	5.7%	6.4%	6.6%	6.5%	6.3%	5.8%	5.8%	5.9%	5.9%

Investment Option Categories	Retire- SMART In Retirement	Retire- SMART 2010	Retire- SMART 2015	Retire- SMART 2020	Retire- SMART 2025	Retire- SMART 2030	Retire- SMART 2035	Retire- SMART 2040	Retire- SMART 2045	Retire- SMART 2050	Retire- SMART 2055
International Equity Funds
Select Overseas (J.P. Morgan/MFS/ Harris)	2.7%	3.8%	4.7%	5.7%	6.6%	7.2%	7.5%	7.5%	8.1%	8.2%	8.2%
MM MSCI EAFE® International Index (NTI)	2.7%	3.9%	4.8%	5.8%	6.7%	7.4%	7.6%	7.7%	8.2%	8.3%	8.3%

Fixed Income & Short Term/ Money Market Funds	64.6%	54.5%	45.0%	32.3%	23.9%	18.2%	14.7%	13.6%	7.1%	6.0%	6.0%
Premier Short- Duration Bond (Babson Capital)	17.1%	11.8%	9.3%	6.4%	4.2%	2.9%	2.5%	2.4%	1.4%	1.2%	1.2%
Premier Inflation- Protected and Income (Babson Capital)	12.3%	9.7%	8.1%	6.0%	4.0%	2.8%	2.0%	1.6%	0.8%	0.7%	0.7%
Premier Core Bond (Babson Capital)	20.8%	19.8%	16.1%	10.3%	6.4%	4.4%	3.8%	3.8%	2.1%	1.8%	1.8%

Other Funds	2.3%	2.3%	2.5%	2.9%	3.0%	3.2%	3.2%	3.2%	3.3%	3.4%	3.4%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the target-date RetireSMART Funds currently invest include: Select Blue Chip Growth (T. Rowe Price), Select Diversified Value (Brandywine Global/Loomis Sayles), Select Growth Opportunities (Sands Capital/Delaware), Select Mid Cap Value (NFJ/Systematic), Select Mid Cap Growth Equity II (T. Rowe Price/Frontier), Select Large Cap Value (Columbia Management/Huber Capital Management), Select Focused Value (Harris), Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners), Select Small Company Growth (Timberline), Select Small Cap Value Equity (Wellington Management/Barrow Hanley), Oppenheimer Real Estate (OFI Global Asset Management), Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline), Select Fundamental Growth (Wellington Management), MM S&P® Mid Cap Index (NTI), MM Russell 2000® Small Cap Index (NTI), Select Diversified International (J.P. Morgan), Premier International Equity (OFI Global), Premier Focused International (Baring), Premier Strategic Emerging Markets (OFI Global), Oppenheimer Developing Markets (OFI Global Asset Management), Oppenheimer Global Real Estate (OFI Global Asset Management), Select Strategic Bond (Western Asset), Premier High Yield (Babson Capital), Select PIMCO Total Return (PIMCO), Premier Money Market (Babson Capital), Oppenheimer International Bond (OFI Global Asset Management), Babson Global Floating Rate (Babson Capital Management), and Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-13-04

B3001M(RS2055)-13-03

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	28.5%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	0.7%
Select Blue Chip Growth (T. Rowe Price)	0.7%
Premier Disciplined Growth (Babson Capital)	3.5%
Premier Disciplined Value (Babson Capital)	3.4%
Select Diversified Value (Bradywine Global/Loomis Sayles)	0.7%
Select Growth Opportunities (Sands Capital/Delaware)	0.6%
Select Mid-Cap Value (NFJ/Systematic)	0.9%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	0.8%
Select Large Cap Value (Columbia Management/Huber Capital Management)	0.5%
Select Focused Value (Harris)	2.0%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.2%
Select Small Company Growth (Timberline)	0.2%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	0.7%
Oppenheimer Real Estate (OFI Global Asset Management)	0.9%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	0.2%
Select Fundamental Growth (Wellington Management)	0.7%
MM S&P® Mid Cap Index (NTI)	1.1%
MM Russell 2000® Small Cap Index (NTI)	0.7%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	2.3%
Select Diversified International (J.P. Morgan)	0.8%
Premier International Equity (OFI Global)	0.8%

Premier Focused International (Baring)	0.3%
Premier Strategic Emerging Markets (OFI Global)	1.3%
Oppenheimer Developing Markets (OFI Global Asset Management)	1.2%
Oppenheimer Global Real Estate (OFI Global Asset Management)	0.9%
MM MSCI EAFE® International Index (NTI)	2.4%

Fixed Income & Short Term/Money Market Funds	69.9%
Premier Short-Duration Bond (Babson Capital)	17.6%
Premier Inflation-Protected and Income (Babson Capital)	6.5%
Premier Core Bond (Babson Capital)	27.9%
Select Strategic Bond (Western Asset)	4.3%
Premier High Yield (Babson Capital)	2.2%
Select PIMCO Total Return (PIMCO)	6.5%
Premier Money Market (Babson Capital)	1.0%
Oppenheimer International Bond (OFI Global Asset Management)	3.6%
Babson Global Floating Rate (Babson Capital Management)	0.3%

Other Funds	1.8%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	1.8%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	55.8%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	2.0%
Select Blue Chip Growth (T. Rowe Price)	1.8%
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	5.9%
Select Diversified Value (Bradywine Global/Loomis Sayles)	1.8%
Select Growth Opportunities (Sands Capital/Delaware)	1.6%
Select Mid-Cap Value (NFJ/Systematic)	2.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	1.7%
Select Large Cap Value (Columbia Management/Huber Capital Management)	1.3%
Select Focused Value (Harris)	2.6%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.3%
Select Small Company Growth (Timberline)	0.5%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	1.4%
Oppenheimer Real Estate (OFI Global Asset Management)	1.4%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	0.5%
Select Fundamental Growth (Wellington Management)	1.8%
MM S&P® Mid Cap Index (NTI)	2.5%
MM Russell 2000® Small Cap Index (NTI)	1.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	4.9%
Select Diversified International (J.P. Morgan)	1.7%
Premier International Equity (OFI Global)	1.7%

Premier Focused International (Baring)	0.7%
Premier Strategic Emerging Markets (OFI Global)	2.0%
Oppenheimer Developing Markets (OFI Global Asset Management)	1.7%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.4%
MM MSCI EAFE® International Index (NTI)	5.0%

Fixed Income & Short Term/Money Market Funds	41.4%
Premier Short-Duration Bond (Babson Capital)	8.6%
Premier Inflation-Protected and Income (Babson Capital)	3.8%
Premier Core Bond (Babson Capital)	17.3%
Select Strategic Bond (Western Asset)	2.6%
Premier High Yield (Babson Capital)	2.3%
Select PIMCO Total Return (PIMCO)	3.8%
Premier Money Market (Babson Capital)	0.2%
Oppenheimer International Bond (OFI Global Asset Management)	2.5%
Babson Global Floating Rate (Babson Capital Management)	0.3%

Other Funds	2.6%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	2.6%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	79.3%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	3.6%
Select Blue Chip Growth (T. Rowe Price)	3.3%
Premier Disciplined Growth (Babson Capital)	6.9%
Premier Disciplined Value (Babson Capital)	6.8%
Select Diversified Value (Bradywine Global/Loomis Sayles)	3.2%
Select Growth Opportunities (Sands Capital/Delaware)	2.9%
Select Mid-Cap Value (NFJ/Systematic)	2.6%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.2%
Select Large Cap Value (Columbia Management/Huber Capital Management)	2.3%
Select Focused Value (Harris)	2.5%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.5%
Select Small Company Growth (Timberline)	0.8%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.3%
Oppenheimer Real Estate (OFI Global Asset Management)	1.9%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	0.9%
Select Fundamental Growth (Wellington Management)	3.3%
MM S&P® Mid Cap Index (NTI)	3.1%
MM Russell 2000® Small Cap Index (NTI)	2.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.3%
Select Diversified International (J.P. Morgan)	2.5%
Premier International Equity (OFI Global)	2.5%

Premier Focused International (Baring)	1.1%
Premier Strategic Emerging Markets (OFI Global)	2.6%
Oppenheimer Developing Markets (OFI Global Asset Management)	2.3%
Oppenheimer Global Real Estate (OFI Global Asset Management)	1.9%
MM MSCI EAFE® International Index (NTI)	7.4%

Fixed Income & Short Term/Money Market Funds	17.5%
Premier Short-Duration Bond (Babson Capital)	2.8%
Premier Inflation-Protected and Income (Babson Capital)	1.3%
Premier Core Bond (Babson Capital)	5.3%
Select Strategic Bond (Western Asset)	0.8%
Premier High Yield (Babson Capital)	3.8%
Select PIMCO Total Return (PIMCO)	1.0%
Oppenheimer International Bond (OFI Global Asset Management)	1.9%
Babson Global Floating Rate (Babson Capital Management)	0.6%

Other Funds	3.3%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	3.3%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	92.6%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.2%
Select Blue Chip Growth (T. Rowe Price)	4.7%
Premier Disciplined Growth (Babson Capital)	6.1%
Premier Disciplined Value (Babson Capital)	6.0%
Select Diversified Value (Bradywine Global/Loomis Sayles)	4.5%
Select Growth Opportunities (Sands Capital/Delaware)	4.1%
Select Mid-Cap Value (NFJ/Systematic)	3.0%
Select Mid Cap Growth Equity II (T. Rowe Price/Frontier)	2.5%
Select Large Cap Value (Columbia Management/Huber Capital Management)	3.3%
Select Focused Value (Harris)	2.7%
Select Small Company Value (Federated Clover/T. Rowe Price/Earnest Partners)	0.7%
Select Small Company Growth (Timberline)	1.0%
Select Small Cap Value Equity (Wellington Management/Barrow Hanley)	2.8%
Oppenheimer Real Estate (OFI Global Asset Management)	2.1%
Select Small Cap Growth Equity (Wellington Management/Waddell & Reed/Timberline)	1.1%
Select Fundamental Growth (Wellington Management)	4.6%
MM S&P® Mid Cap Index (NTI)	3.7%
MM Russell 2000® Small Cap Index (NTI)	3.2%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.3%
Select Diversified International (J.P. Morgan)	2.8%
Premier International Equity (OFI Global)	2.8%

Premier Focused International (Baring)	1.2%
Premier Strategic Emerging Markets (OFI Global)	3.0%
Oppenheimer Developing Markets (OFI Global Asset Management)	2.7%
Oppenheimer Global Real Estate (OFI Global Asset Management)	2.0%
MM MSCI EAFE® International Index (NTI)	8.5%

Fixed Income & Short Term/Money Market Funds	4.1%
Premier Short-Duration Bond (Babson Capital)	0.9%
Premier Inflation-Protected and Income (Babson Capital)	0.5%
Premier Core Bond (Babson Capital)	1.3%
Select Strategic Bond (Western Asset)	0.1%
Premier High Yield (Babson Capital)	0.6%
Select PIMCO Total Return (PIMCO)	0.2%
Oppenheimer International Bond (OFI Global Asset Management)	0.4%
Babson Global Floating Rate (Babson Capital Management)	0.1%

Other Funds	3.5%
Oppenheimer Commodity Strategy Total Return (OFI Global Asset Management)	3.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM In Retirement Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	33.1%

Fixed Income & Short Term/Money Market Funds	64.6%
Premier Short-Duration Bond (Babson Capital)	17.1%
Premier Inflation-Protected and Income (Babson Capital)	12.3%
Premier Core Bond (Babson Capital)	20.8%

Other Funds	2.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2010 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	43.2%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.0%

Fixed Income & Short Term/Money Market Funds	54.5%
Premier Short-Duration Bond (Babson Capital)	11.8%
Premier Inflation-Protected and Income (Babson Capital)	9.7%
Premier Core Bond (Babson Capital)	19.8%

Other Funds	2.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2015 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	52.6%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.8%
Premier Disciplined Value (Babson Capital)	5.7%

Fixed Income & Short Term/Money Market Funds	45.0%
Premier Short-Duration Bond (Babson Capital)	9.3%
Premier Inflation-Protected and Income (Babson Capital)	8.1%
Premier Core Bond (Babson Capital)	16.1%

Other Funds	2.5%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2020 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	64.8%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.5%
Premier Disciplined Value (Babson Capital)	6.4%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	5.7%
MM MSCI EAFE® International Index (NTI)	5.8%

Fixed Income & Short Term/Money Market Funds	32.3%
Premier Short-Duration Bond (Babson Capital)	6.4%
Premier Inflation-Protected and Income (Babson Capital)	6.0%
Premier Core Bond (Babson Capital)	10.3%

Other Funds	2.9%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2025 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	73.1%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.6%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	6.6%
MM MSCI EAFE® International Index (NTI)	6.7%

Fixed Income & Short Term/Money Market Funds	23.9%
Premier Core Bond (Babson Capital)	6.4%

Other Funds	3.0%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2030 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	78.6%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.7%
Premier Disciplined Value (Babson Capital)	6.5%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.2%
MM MSCI EAFE® International Index (NTI)	7.4%

Fixed Income & Short Term/Money Market Funds	18.2%

Other Funds	3.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2035 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	82.1%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	6.4%
Premier Disciplined Value (Babson Capital)	6.3%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%
MM MSCI EAFE® International Index (NTI)	7.6%

Fixed Income & Short Term/Money Market Funds	14.7%

Other Funds	3.2%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2040 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	83.3%

—Domestic Equity Funds
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	7.5%
MM MSCI EAFE® International Index (NTI)	7.7%

Fixed Income & Short Term/Money Market Funds	13.6%

Other Funds	3.2%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity, fixed income & short term/money market, and certain other funds therefore does not equal 100%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2045 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	89.6%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.0%
Premier Disciplined Growth (Babson Capital)	5.9%
Premier Disciplined Value (Babson Capital)	5.8%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.1%
MM MSCI EAFE® International Index (NTI)	8.2%

Fixed Income & Short Term/Money Market Funds	7.1%

Other Funds	3.3%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2050 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated April 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.6%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.1%
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	5.9%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
MM MSCI EAFE® International Index (NTI)	8.3%

Fixed Income & Short Term/Money Market Funds	6.0%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-04

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM 2055 Fund

Supplement dated February 25, 2014 to the

Summary Prospectus dated September 16, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information replaces similar information found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

Underlying Funds can include MassMutual Select Funds, MassMutual Premier Funds (which are advised by MassMutual), Babson Funds, and Oppenheimer Funds (which are advised by Babson Capital Management LLC (“Babson Capital Management”) and OFI Global Asset Management, Inc. (“OFI Global Asset Management”), respectively, each of which are a majority owned, indirect subsidiary of MassMutual).

The following information replaces similar information found in the section titled Principal Investment Strategies:

The table below shows the Fund’s approximate allocation, as of February 13, 2014, among various asset classes and Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. The Fund’s investment adviser, MassMutual, intends to manage the Fund according to the Fund’s target asset allocation strategy, and does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MassMutual may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments).

Equity Funds	90.6%

—Domestic Equity Funds
Select Fundamental Value (Wellington Management)	5.1%
Premier Disciplined Growth (Babson Capital)	6.0%
Premier Disciplined Value (Babson Capital)	5.9%

—International/Global Equity Funds
Select Overseas (J.P. Morgan/MFS/Harris)	8.2%
MM MSCI EAFE® International Index (NTI)	8.3%

Fixed Income & Short Term/Money Market Funds	6.0%

Other Funds	3.4%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-03